INVESTMENTS, Change in accounting method retrospectivley applied (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Equity (Loss) Income	$ (2,462)		$ 40
Net Income (Loss)	$ 114,627	$ (13,166)	$ (105,417)
Earnings Per Share, Basic and Diluted	$ 1.29		$ (1.64)
Statement of Comprehensive Income [Abstract]
Total Other Comprehensive Income (Loss)	$ 114,493		$ (105,493)
Statement of Financial Position [Abstract]
Investment in Nordic American Offshore Ltd	64,877
Total Assets	1,244,626
Accumulated Other Comprehensive Loss	(972)
Accumulated Deficit	0
Total Liabilities and Shareholders Equity	1,244,626
Statement of Cash Flows [Abstract]
Equity Loss (Income)	(2,462)		0
Return on Investment	0		0
Net Cash Provided by (Used in) Operating Activities	$ 174,391		$ (47,265)
A previously reported [Member]
Income Statement [Abstract]
Dividends Received		252
Equity (Loss) Income		1,665
Net Income (Loss)		$ (12,808)
Earnings Per Share, Basic and Diluted		$ (0.15)
Statement of Comprehensive Income [Abstract]
Unrealized Gain (Losses) on Available-for-Sale Securities		$ (7,194)
Total Other Comprehensive Income (Loss)		(20,680)
Statement of Financial Position [Abstract]
Investment in Nordic American Offshore Ltd		55,223
Total Assets		1,169,024
Accumulated Other Comprehensive Loss		(8,032)
Accumulated Deficit		(12,808)
Total Liabilities and Shareholders Equity		1,169,024
Statement of Cash Flows [Abstract]
Equity Loss (Income)		0
Return on Investment		0
Net Cash Provided by (Used in) Operating Activities		57,479
Adjustments [Member]
Income Statement [Abstract]
Dividends Received		(252)
Equity (Loss) Income		(106)
Net Income (Loss)		$ (358)
Earnings Per Share, Basic and Diluted		$ 0
Statement of Comprehensive Income [Abstract]
Unrealized Gain (Losses) on Available-for-Sale Securities		$ 7,194
Total Other Comprehensive Income (Loss)		7,194
Statement of Financial Position [Abstract]
Investment in Nordic American Offshore Ltd		6,836
Total Assets		6,836
Accumulated Other Comprehensive Loss		7,194
Accumulated Deficit		(358)
Total Liabilities and Shareholders Equity		6,836
Statement of Cash Flows [Abstract]
Equity Loss (Income)		(1,497)
Return on Investment		1,929
Net Cash Provided by (Used in) Operating Activities		0
As adjusted [Member]
Income Statement [Abstract]
Dividends Received		0
Equity (Loss) Income		1,559
Net Income (Loss)		$ (13,166)
Earnings Per Share, Basic and Diluted		$ (0.15)
Statement of Comprehensive Income [Abstract]
Unrealized Gain (Losses) on Available-for-Sale Securities		$ 0
Total Other Comprehensive Income (Loss)		(13,844)
Statement of Financial Position [Abstract]
Investment in Nordic American Offshore Ltd		62,059
Total Assets		1,175,860
Accumulated Other Comprehensive Loss		(838)
Accumulated Deficit		(13,166)
Total Liabilities and Shareholders Equity		1,175,860
Statement of Cash Flows [Abstract]
Equity Loss (Income)		(1,497)
Return on Investment		1,929
Net Cash Provided by (Used in) Operating Activities		$ 57,479